Summary of Significant Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of residual value rate and useful life of property and equipment
Property and Equipment	Residual value rate	Useful life
Electronic equipment	5%	3 years
Office equipment	5%	5 years

Schedule of intangible Assets
Intangible Asset	Residual value rate	Useful life
AGM domain	0%	10 years